INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Short-term loans from banks
Short-term loans from banks	₫ 21,461,370	$ 884,640,148			₫ 6,268,276
As previously reported
Short-term loans from banks
Short-term loans from banks			₫ 21,307,941	$ 892,815,763
Vietnam Prosperity Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	5,937,754	244,754,905
Vietnam Prosperity Joint Stock Commercial Bank | As previously reported
Short-term loans from banks
Short-term loans from banks			8,357,347	350,177,952
Vietnam Technological and Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	6,091,683	251,099,876
Vietnam Technological and Commercial Joint Stock Bank | As previously reported
Short-term loans from banks
Short-term loans from banks			4,336,556	181,704,349
Saigon Hanoi Commercial Joint Stock Bank
Short-term loans from banks
Short-term loans from banks	2,968,165	122,348,104
Saigon Hanoi Commercial Joint Stock Bank | As previously reported
Short-term loans from banks
Short-term loans from banks			1,999,554	83,782,536
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Ha Thanh Branch
Short-term loans from banks
Short-term loans from banks	1,331,946	54,902,968
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Ha Thanh Branch | As previously reported
Short-term loans from banks
Short-term loans from banks			1,495,421	62,659,055
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Quang Trung Branch
Short-term loans from banks
Short-term loans from banks	1,064,897	43,895,177
Joint Stock Commercial Bank for Investment and Development of Viet Nam - Quang Trung Branch | As previously reported
Short-term loans from banks
Short-term loans from banks			1,300,000	54,470,795
Westlake Flooring Company, LLC
Short-term loans from banks
Short-term loans from banks	303,954	12,529,019
Westlake Flooring Company, LLC | As previously reported
Short-term loans from banks
Short-term loans from banks			824,671	34,554,219
Ho Chi Minh City Development Joint Stock Commercial Bank
Short-term loans from banks
Short-term loans from banks	₫ 3,353,416	$ 138,228,195
Ho Chi Minh City Development Joint Stock Commercial Bank | As previously reported
Short-term loans from banks
Short-term loans from banks			₫ 2,994,392	$ 125,466,857